Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-41620
Entity Registrant Name	GAXOS.AI INC.
Entity Central Index Key	0001895618
Entity Tax Identification Number	87-3288897
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	101 Eisenhower Pkwy
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Roseland
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	973
Local Phone Number	275-7428
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GXAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false